Fair Value of Financial Instruments - Changes in Recurring Fair Value Measurements Included in Earnings (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Change in Fair Value Included in Net Loss
Change in fair value of net trust assets, excluding trust REO	$ (9,248)	$ 3,544	$ (6,471)	$ 13,081
Change in Fair Value of Net Trust Assets
Change in Fair Value Included in Net Loss
Change in fair value of net trust assets, excluding trust REO			6,500	13,100
Derivative liabilities, net | TBA's
Derivative assets and liabilities
Derivative Liability, Notional Amount	41,000		102,000
Gains from derivative financial instruments	3,688	5,211
Derivative assets, net | Interest rate lock commitments (IRLCs)
Derivative assets and liabilities
Derivative Assets, Notional Balance	121,991		255,150
Gains from derivative financial instruments	(2,265)	(2,197)
Mortgage loans held-for-sale | Forward delivery loan commitment
Derivative assets and liabilities
Derivative Assets, Notional Balance	26,000
Gains from derivative financial instruments	1,405
Recurring basis
Change in Fair Value Included in Net Loss
Total	(3,559)	(17,737)	(42,989)	(114,630)
Recurring basis | Interest income
Change in Fair Value Included in Net Loss
Total	2,019	(4,757)	(12,162)	747
Recurring basis | Interest expense
Change in Fair Value Included in Net Loss
Total	(7,950)	(9,416)	(38,589)	(66,271)
Recurring basis | Change in Fair Value of Net Trust Assets
Change in Fair Value Included in Net Loss
Total	9,248	(3,544)	6,471	(13,081)
Change in fair value of net trust assets, excluding trust REO	9,200	(3,500)
Recurring basis | Change in Fair Value of Long-term Debt
Change in Fair Value Included in Net Loss
Total	1,642	1,025	2,098	1,899
Recurring basis | Other revenue
Change in Fair Value Included in Net Loss
Total	61	38	(126)	(21,962)
Recurring basis | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Total	(8,579)	(1,083)	(681)	(15,962)
Recurring basis | Hedging Instruments
Change in Fair Value Included in Net Loss
Change in fair value of liabilities			88	509
Recurring basis | Hedging Instruments | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Change in fair value of liabilities			88	509
Recurring basis | Securitized mortgage borrowings
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	(7,564)	(95,061)	(182,378)	14,060
Recurring basis | Securitized mortgage borrowings | Interest expense
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	(7,564)	(9,110)	(37,090)	(65,421)
Recurring basis | Securitized mortgage borrowings | Change in Fair Value of Net Trust Assets
Change in Fair Value Included in Net Loss
Change in fair value of liabilities		(85,951)	(145,288)	79,481
Recurring basis | Derivative liabilities, net | Hedging Instruments
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	951	1,982
Recurring basis | Derivative liabilities, net | Hedging Instruments | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	951	1,982
Recurring basis | Long-term debt
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	1,256	719	599	1,049
Recurring basis | Long-term debt | Interest expense
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	(386)	(306)	(1,499)	(850)
Recurring basis | Long-term debt | Change in Fair Value of Long-term Debt
Change in Fair Value Included in Net Loss
Change in fair value of liabilities	1,642	1,025	2,098	1,899
Recurring basis | Securitized mortgage collateral
Change in Fair Value Included in Net Loss
Change in fair value of assets	11,267	77,650	139,597	(91,815)
Recurring basis | Securitized mortgage collateral | Interest income
Change in Fair Value Included in Net Loss
Change in fair value of assets	2,019	(4,757)	(12,162)	747
Recurring basis | Securitized mortgage collateral | Change in Fair Value of Net Trust Assets
Change in Fair Value Included in Net Loss
Change in fair value of assets	9,248	82,407	151,759	(92,562)
Recurring basis | Mortgage servicing rights
Change in Fair Value Included in Net Loss
Change in fair value of assets	61	38	(126)	(21,962)
Recurring basis | Mortgage servicing rights | Other revenue
Change in Fair Value Included in Net Loss
Change in fair value of assets	61	38	(126)	(21,962)
Recurring basis | Derivative assets, net
Change in Fair Value Included in Net Loss
Change in fair value of assets			(4,164)	(516)
Recurring basis | Derivative assets, net | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Change in fair value of assets			(4,164)	(516)
Recurring basis | Derivative assets, net | Interest rate lock commitments (IRLCs)
Change in Fair Value Included in Net Loss
Change in fair value of assets	(2,265)	(2,197)
Recurring basis | Derivative assets, net | Interest rate lock commitments (IRLCs) | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Change in fair value of assets	(2,265)	(2,197)
Recurring basis | Mortgage loans held-for-sale
Change in Fair Value Included in Net Loss
Change in fair value of assets	(7,265)	(868)	3,395	(15,955)
Recurring basis | Mortgage loans held-for-sale | Gain on sale of loans, net
Change in Fair Value Included in Net Loss
Change in fair value of assets	(7,265)	$ (868)	3,395	(15,955)
Recurring basis | Level 3
Long-term debt
Estimated fair value of long-term debt	47,549		46,536	$ 44,413
Recurring basis | Level 3 | Long-term debt
Long-term debt
Long-term debt unpaid principal balance	62,000		62,000
Estimated fair value of long-term debt	47,500		46,500
Difference between aggregate unpaid principal balances and fair value of long-term debt	$ 14,500		15,500
Recurring basis | Level 3 | Securitized mortgage collateral
Securitized mortgage collateral
Unpaid principal balance of securitized mortgage collateral			1,700,000
Estimated fair value of securitized mortgage collateral			1,600,000
Difference between aggregate unpaid principal balance and fair value of securitized mortgage collateral			100,000
Unpaid principal balance of loans 90 days or more past due			300,000
Estimated fair value of loans 90 days or more past due			100,000
Difference between aggregate unpaid principal balances and fair value of mortgage loans			200,000
Securitized Mortgage Borrowings
Estimated fair value of securitized mortgage borrowings			1,600,000
Bond losses			2,200,000
Difference between aggregate unpaid principal balances and fair value of securitized mortgage borrowings			$ 100,000